Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Reconciliation of net cash flow to movement in net debt
42. Reconciliation of net cash flow to movement in net debt

	2021 £m	2020 £m	2019 £m
Net debt, as previously reported	(20,780)	(25,215)	(21,621)

Implementation of IFRS 16	–	–	(1,303)
Net debt at beginning of year, as adjusted	(20,780)	(25,215)	(22,924)

Increase in cash and bank overdrafts	(1,414)	470	826

Increase/(decrease) in liquid investments	(18)	1	(1)

Increase in long-term loans	–	(3,298)	(4,794)

Repayment of short-term Notes	2,313	3,738	4,160

Repayment of/(increase in) other short-term loans	(318)	3,567	(3,095)

Repayment of lease liabilities	215	227	214

Debt of subsidiary undertakings acquired	–	–	(524)

Exchange adjustments	314	(135)	1,015

Other non-cash movements	(150)	(135)	(92)

Movement in net debt	942	4,435	(2,291)

Net debt at end of year	(19,838)	(20,780)	(25,215)

Analysis of changes in net debt	At 1 January 2021 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2021 £m
Liquid investments	78	1	–	–	–	–	(18)	61

Cash and cash equivalents	6,292	(29)	(1)	–	–	–	(1,988)	4,274

Overdrafts	(1,030)	–	–	–	–	–	574	(456)

	5,262	(29)	(1)	–	–	–	(1,414)	3,818

Debt due within one year:

Commercial paper	(17)	8	–	–	–	–	(243)	(252)

European/US MTN & Bank facilities	(2,350)	1	–	–	–	(2,494)	2,247	(2,596)

Lease liabilities	(230)	5	7	–	–	(200)	215	(203)

Other	(98)	15	(2)	–	–	–	(9)	(94)

	(2,695)	29	5	–	–	(2,694)	2,210	(3,145)

Debt due after one year:

European/US MTN & Bank facilities	(22,538)	306	–	(22)	–	2,494	–	(19,760)

Lease liabilities	(887)	7	(132)	–	–	200	–	(812)

	(23,425)	313	(132)	(22)	–	2,694	–	(20,572)

Net debt	(20,780)	314	(128)	(22)	–	–	778	(19,838)

Interest payable	(247)	–	(30)	(753)	–	–	786	(244)

Derivative financial instruments	(74)	–	–	–	72	–	(20)	(22)

Total liabilities from financing activities*	(26,441)	342	(157)	(775)	72	–	2,976	(23,983)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2020 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2020 £m

Liquid investments	79	–	–	–	–	–	(1)	78

Cash and cash equivalents	4,707	(44)	–	–	–	–	1,629	6,292

Cash and cash equivalents - AHFS	507	–	–	–	–	–	(507)	–

Overdrafts	(383)	5	–	–	–	–	(652)	(1,030)

	4,831	(39)	–	–	–	–	470	5,262

Debt due within one year:

Commercial paper	(3,586)	(50)	–	–	–	–	3,619	(17)

European/US MTN and Bank facilities	(2,658)	38	–	–	–	(3,468)	3,738	(2,350)

Lease liabilities	(240)	(4)	16	–	–	(229)	227	(230)

Other	(51)	12	(7)	–	–	–	(52)	(98)

	(6,535)	(4)	9	–	–	(3,697)	7,532	(2,695)

Debt due after one year:

European/US MTN & Bank facilities	(22,580)	(104)	(4)	(20)	–	3,468	(3,298)	(22,538)

Lease liabilities	(1,010)	19	(125)	–	–	229	–	(887)

	(23,590)	(85)	(129)	(20)	–	3,697	(3,298)	(23,425)

Net debt	(25,215)	(128)	(120)	(20)	–	–	4,703	(20,780)

Interest payable	(244)	1	–	(868)	–	–	864	(247)

Derivative financial instruments	335	–	–	–	(290)	–	(119)	(74)

Total liabilities from financing activities*	(30,034)	(88)	(120)	(888)	(290)	–	4,979	(26,441)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.
For further information on significant changes in net debt see Note 29, ‘Net debt’.